Trade Receivables - Changes in Allowance for Impairment Losses on Trade Receivables (Detail) - Trade receivables [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 8,845	¥ 10,521	¥ 11,302
Remeasurement	297	260	516
Write-offs	(757)	(2,648)	(1,312)
Exchange differences on translating foreign operations	235	712	15
Balance at end of year	¥ 8,620	¥ 8,845	¥ 10,521